Debt (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 29, 2011	Dec. 31, 2010
Aggregate debt maturities
2012	$ 138,481	$ 10,000
2013	153,248	10,000
2014	43,549	10,000
2015	278,159	10,000
2016	124,835
Thereafter	205,604
Long term debt before unamortized discount	943,876
Unamortized fair value adjustments	1,147		1,578
Long-term Debt, Total	$ 945,023		$ 725,032